August 7, 2008
United States Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549
Re: The Coventry Funds Trust
Ladies and Gentleman:
On behalf of EM Capital India Gateway Fund (the “Fund”), a series of The Coventry Funds Trust (the “Trust”), we hereby file a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934. The proxy relates to the reorganization of the Fund into EM Capital India Gateway Fund (the “New Fund”), a new series of Northern Lights Fund Trust (“Northern Lights”). A registration statement on Form N-1A for the New Fund has been filed by Northern Lights pursuant to Section 8(b) of the Investment Company Act of 1940.
Subject to shareholder approval, it is anticipated that the Fund will merger with and into the New Fund. Because shareholders are not being asked to make a new investment decision, Rule 145 under the Securities Act of 1933 and staff no-action letters indicate that an N-14 is not required. The New Fund is identical to the Fund. The New Fund will be managed by EM Capital Management, LLC, the investment adviser to the Fund; and the New Fund’s investment objective, policies and techniques will be identical to the investment objective, policies and techniques of the Fund. The only material differences between the Funds are the composition of the Board of Trustees and the identity of certain of the service providers. Because shareholders are not being asked to make a new investment decision and because the reorganization involves primarily a change in domicile of the Fund (from a series of a Massachusetts business trust to a series of a Delaware statutory trust), Rule 145 under the Securities Act of 1933 and staff no-action letters indicate that an N-14 is not required. See Cigna Aggressive Growth Fund (pub. avail. February 15, 1985); Scudder Common Stock Fund, Inc. (pub. avail. October 10, 1984); Lazard Freres Institutional Fund, Inc. (pub. avail. February 26, 1987); Massachusetts Financial Development Fund, Inc. (pub. avail. January 10, 1985); Frank Russell Investment Company (pub. avail. December 3, 1984); John Hancock Bond Fund, Inc. (pub. avail. November 29, 1984); United Gold Shares, Inc. (pub. avail. September 17, 1984). Finally, the staff has taken the position that when changes in a fund’s legal form do not materially change an investor’s interests, no investor protection purpose would be served by requiring registration on Form N-14. See Rydex Advisor Variable Annuity Account (pub. avail. September 28, 1998).
Please call the undersigned at 614-469-3297 with any comments or questions.
Sincerely,
/s/ Michael V. Wible
Michael V. Wible
Michael Wible@ThompsonHine.com    Phone 614.469.3297    Fax 614.469.3361

THOMPSON HINE llp	10 West Broad Street	www.ThompsonHine.com
Attorneys at Law	Suite 700	Phone 614.469.3200
	Columbus, Ohio 43215-3435	Fax 614.469.3361